Carnival Corporation & PLC Consolidated Statements of Income (Loss) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenues
Revenues	$ 1,908,000,000	$ 5,595,000,000	$ 20,825,000,000
Operating Costs and Expenses
Operating costs and expenses	8,997,000,000	14,460,000,000	17,549,000,000
Selling and administrative	1,885,000,000	1,878,000,000	2,480,000,000
Depreciation and amortization	2,233,000,000	2,241,000,000	2,160,000,000
Goodwill impairments	226,000,000	2,096,000,000	0
Operating Income (Loss)	(7,089,000,000)	(8,865,000,000)	3,276,000,000
Nonoperating Income (Expense)
Interest income	12,000,000	18,000,000	23,000,000
Interest expense, net of capitalized interest	(1,601,000,000)	(895,000,000)	(206,000,000)
Gains (losses) on debt extinguishment, net	(670,000,000)	(459,000,000)	0
Other income (expense), net	(173,000,000)	(52,000,000)	(32,000,000)
Nonoperating Income (Expense)	(2,433,000,000)	(1,388,000,000)	(215,000,000)
Income (Loss) Before Income Taxes	(9,522,000,000)	(10,253,000,000)	3,060,000,000
Income Tax Benefit (Expense), Net	21,000,000	17,000,000	(71,000,000)
Net Income (Loss)	$ (9,501,000,000)	$ (10,236,000,000)	$ 2,990,000,000
Earnings Per Share
Basic (in dollars per share)	$ (8.46)	$ (13.20)	$ 4.34
Diluted (in dollars per share)	$ (8.46)	$ (13.20)	$ 4.32
Cruise
Operating Costs and Expenses
Commissions, transportation and other	$ 269,000,000	$ 1,139,000,000	$ 2,720,000,000
Onboard and other	272,000,000	605,000,000	2,101,000,000
Payroll and related	1,309,000,000	1,780,000,000	2,249,000,000
Fuel	680,000,000	823,000,000	1,562,000,000
Food	187,000,000	413,000,000	1,083,000,000
Ship and other impairments	591,000,000	1,967,000,000	26,000,000
Other operating	1,346,000,000	1,518,000,000	3,167,000,000
Operating costs and expenses	4,655,000,000	8,245,000,000	12,909,000,000
Cruise passenger ticket
Revenues
Revenues	1,000,000,000	3,684,000,000	14,104,000,000
Cruise onboard and other
Revenues
Revenues	$ 908,000,000	$ 1,910,000,000	$ 6,721,000,000